Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Feb-18	Distribution Date	15-Mar-18
Collection Period End	28-Feb-18	30/360 Days	30
Beg. of Interest Period	15-Feb-18	Actual/360 Days	28
End of Interest Period	15-Mar-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	611,077,845.62	560,299,919.06	0.4022639
Total Securities		1,392,866,550.14	611,077,845.62	560,299,919.06	0.4022639
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	1.967500%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	274,211,295.48	223,433,368.92	0.5879825
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	50,777,926.56	340,479.03	133.6261225	0.8959974
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	50,777,926.56	497,229.03

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	8,443,329.89
Monthly Interest	3,053,574.36

Total Monthly Payments	11,496,904.25
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	484,291.53
Aggregate Sales Proceeds Advance	21,091,705.12

Total Advances	21,575,996.65
Vehicle Disposition Proceeds:
Reallocation Payments	33,732,561.00
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	9,354,184.89
Excess Wear and Tear and Excess Mileage	350,831.09
Remaining Payoffs	0.00
Net Insurance Proceeds	642,314.40
Residual Value Surplus	388,832.32

Total Collections	77,541,624.60

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,148,847.00			1,442
Involuntary Repossession	177,421.00			15
Voluntary Repossession	96,981.00			9
Full Termination	12,295,960.00			923
Bankruptcty	13,352.00			1
Insurance Payoff		631,809.39		35
Customer Payoff			355,093.58	21
Grounding Dealer Payoff			5,710,353.57	313
Dealer Purchase			1,739,739.95	74

Total	33,732,561.00	631,809.39	7,805,187.10	2,833

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,826	718,338,412.32	7.00000%	611,077,845.62
Total Depreciation Received		(10,923,111.60)		(8,458,583.58)
Principal Amount of Gross Losses	(76)	(1,473,319.84)		(1,284,459.80)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,282)	(22,648,712.63)		(19,742,289.02)
Scheduled Terminations	(1,322)	(23,663,083.76)		(21,292,594.16)

Pool Balance - End of Period	32,146	659,630,184.49		560,299,919.06
Remaining Pool Balance
Lease Payment				81,550,334.41
Residual Value				478,749,584.65

Total				560,299,919.06

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

III. DISTRIBUTIONS

Total Collections	77,541,624.60
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	77,541,624.60
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	456,087.63
3. Reimbursement of Sales Proceeds Advance	22,306,107.03
4. Servicing Fee:
Servicing Fee Due	509,231.54
Servicing Fee Paid	509,231.54
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	23,271,426.20
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	340,479.03
Class A-3 Notes Monthly Interest Paid	340,479.03
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	497,229.03
Total Note and Certificate Monthly Interest Paid	497,229.03

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	53,772,969.37
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	50,777,926.56
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	50,777,926.56
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	2,995,042.81

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

IV. RESERVE ACCOUNT
Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	2,995,042.81
Gross Reserve Account Balance	23,888,041.06
Remaining Available Collections Released to Seller	2,995,042.81
Total Ending Reserve Account Balance	20,892,998.25
V. POOL STATISTICS
Weighted Average Remaining Maturity	7.17
Monthly Prepayment Speed	40%
Lifetime Prepayment Speed	86%

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

	$	units
Recoveries of Defaulted and Casualty Receivables	1,019,563.93
Securitization Value of Defaulted Receivables and Casualty Receivables	1,284,459.80	76
Aggregate Defaulted and Casualty Gain (Loss)	(264,895.87)
Pool Balance at Beginning of Collection Period	611,077,845.62
Net Loss Ratio
Current Collection Period	-0.0433%
Preceding Collection Period	0.0086%
Second Preceding Collection Period	-0.0206%
Third Preceding Collection Period	-0.0062%
Cumulative Net Losses for all Periods	0.2867%	3,992,745.64

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.76%	4,636,757.47	279
61-90 Days Delinquent	0.22%	1,362,277.02	85
91-120 Days Delinquent	0.08%	509,523.08	31
More than 120 Days	0.03%	195,820.06	10

Total Delinquent Receivables:	1.07%	6,704,377.63	405

	Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period	0.34%	0.36%
Preceding Collection Period	0.40%	0.41%
Second Preceding Collection Period	0.36%	0.38%
Third Preceding Collection Period	0.26%	0.28%
60 Day Delinquent Receivables	2,067,620.16
Delinquency Percentage	0.34%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

	$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds	33,444,807.00	2,365
Securitization Value	36,281,055.03	2,365

Aggregate Residual Gain (Loss)	(2,836,248.03)

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

	$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds	315,830,228.39	22,371
Cumulative Securitization Value	333,600,761.92	22,371

Cumulative Residual Gain (Loss)	(17,770,533.53)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		35,030,273.92
Reimbursement of Outstanding Advance		22,306,107.03
Additional Advances for current period		21,091,705.12

Ending Balance of Residual Advance		33,815,872.01

Beginning Balance of Payment Advance		1,212,862.19
Reimbursement of Outstanding Payment Advance		456,087.63
Additional Payment Advances for current period		484,291.53

Ending Balance of Payment Advance		1,241,066.09

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO